Don E Felice	123 South Broad Street Avenue of the Arts Philadelphia, PA 19109 Tel: 215-772-1500	Direct Dial: 215-772-7385 Fax: 215-731-3621 Email: dfelice@mmwr.com

February 26, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	CNI Charter Funds

Ladies and Gentlemen:

On behalf of CNI Charter Funds (the “Registrant”), attached herewith for filing pursuant to Rule 473 under the Securities Act of 1933, as amended please find Pre-Effective Amendment No. 2 to Registrant’s registration statement on Form N-14.  This Amendment is being filed to include certain record date shareholder information and to respond to comments from the Commission Staff.

Please contact me with any questions or comments at 215-322-1925.

Very truly yours,

Don E. Felice
Enclosure